Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables.
Trade and other payables

10. Trade and other payables

Trade payables and other payables are all due within one year and include the following:

	2020	2021
	EUR k	EUR k
Trade payables	17,623	122,263
License fees payable	537	38
Miscellaneous liabilities	3,525	5,402
Total	21,685	127,703

The significant increase of Trade Payables refers to invoices received before fiscal year end mainly for raw materials and CMO services. There is no concentration of risk.

Miscellaneous liabilities consist mainly of withholding taxes of EUR 499k (2020: EUR 88k) and of payroll-related taxes and social-security liabilities of EUR 4,802k (2020: EUR 1,178k).